BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2022
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

NOTE 10 – BUSINESS COMBINATIONS

There were no acquisitions completed during the year ended December 31, 2022. A summary of business combinations completed during the year ended December 31, 2021 is as follows:

	Year Ended December 31, 2021
	UMBRLA, Inc.	People's California	SilverStreak Solutions	Total

Cash Consideration	$—	$24,000	$1,500	$25,500
Note Payable	—	33,749	4,500	38,249
Liability for Holdback Shares	6,465	—	—	6,465
Equity Consideration - Common Stock	52,929	16,000	2,500	71,429
Equity Consideration - Options & Warrants	20,428	—	—	20,428
Less: Cash Transferred	(1,290)	(994)	(25)	(2,309)
Total Consideration	$78,532	$72,755	$8,475	$159,762

Assets Acquired:
Accounts Receivable	$3,772	$—	$—	$3,772
Inventory	6,532	662	214	7,408
Prepaid Expenses & Other Assets	1,543	74	6	1,623
Notes Receivable	750	—	—	750
Property, Equipment and Leasehold Improvements	1,450	554	257	2,261
Right-of-Use Asset	460	2,105	—	2,565
Intangible Assets	71,890	54,010	161	126,061
Other Long-Term Assets	3	—	—	3
Total Assets Acquired	86,400	57,405	638	144,443

Liabilities Assumed:
Accounts Payable & Accrued Liabilities	15,849	2,586	1,517	19,952
Lease Liabilities	460	2,105	—	2,565
Notes Payable	5,470	—	—	5,470
Deferred Tax Liabilities	499	954	14	1,467
Uncertain Tax Position / Taxes Payable	1,806	—	1,553	3,359
Total Liabilities Assumed	24,084	5,645	3,084	32,813

Estimated Fair Value of Net Assets Acquired	62,316	51,760	(2,446)	111,630

Estimated Goodwill	$16,216	$20,995	$10,921	$48,132

Pro Forma Net Income (Loss) (1)				$(36,454)
Pro Forma Revenues (1)				$95,867

(1) Supplemental information on an unaudited pro-forma basis is reflected as if the acquisitions had occurred on January 1, 2021, after giving effect to certain pro-forma adjustments primarily related to the amortization of acquired intangible assets. The unaudited pro-forma supplemental information is based on estimates and assumptions that the Company believes are reasonable. The supplemental unaudited pro-forma financial information is presented for comparative purposes only and is not necessarily indicative of what the Company’s financial position or results of operations actually would have been had the Company completed the acquisitions at the dates indicated, nor is it intended to project the future financial position or operating results of the Company as a result of the Purchase Agreement.

UMBRLA, Inc.

On July 1, 2021, the Company completed the acquisition of UMBRLA, Inc. Pursuant to Articles of Merger filed by the Company with the Nevada Secretary of State, which became effective upon filing on July 1, 2021. UMBRLA became a wholly-owned subsidiary of the Company. The acquisition of UMBRLA was accounted for in accordance with ASC 805-10, “Business Combinations.” The preliminary allocation of the purchase price was based upon a preliminary valuation, and the Company’s estimates and assumptions of the assets acquired and liabilities assumed were subject to change within the measurement period pending the finalization of a third-party valuation. The multi-period excess earnings method, an income approach, was utilized to estimate the fair value of UMBRLA customer relationships and licenses. The relief-from-royalty method, an income approach, was utilized to estimate the fair value of UMBRLA trade name.

Consideration for the merger consisted of 191,772,781 shares of common stock issued on the acquisition date, 23,424,674 shares of common stock reserved for issuance in one year, and the assumption of all of UMBRLA’s stock options and warrants outstanding as of July 1, 2021.

For the fiscal year ended December 31, 2021, the Company recognized $21.50 million of revenue and a net loss of $6.88 million from UMBRLA. In the view of management, goodwill reflects the future cash flow expectations for UMBRLA market position in the cannabis industry, synergies and the assembled workforce. Goodwill recorded for the UMBRLA transaction is non-deductible for tax purposes.

People’s California

On August 15, 2021, the Company entered into a Membership Interest Purchase Agreement (the “Purchase Agreement”) with People’s California, LLC, a California limited liability company (“People’s California”) and People’s First Choice, LLC, a California limited liability company and wholly owned subsidiary of People’s California (the “Target”), which operates cannabis dispensary operations. Upon the terms and subject to the satisfaction of the conditions described in the Purchase Agreement, the Company will acquire 100% of the outstanding equity of the Target in two separate closings (the “Acquisition”), with 80% of the equity of the Target transferred at the first closing and the remaining 20% of the equity transferred at the second closing.

At the first closing of the Acquisition, People’s California shall receive from the Company: (a) a cash payment of $24.00 million less certain outstanding indebtedness and transaction expenses related to the Acquisition; (b) a secured note in an aggregate principal amount of $36.00 million less certain indebtedness; and (c) 40,000,000 shares of Company common stock valued at $0.40 per share, subject to terms and conditions of the agreement by and between the Company and People’s California, which includes a one-year lockup of the shares. The Purchase Agreement is subject to customary indemnification provisions.

On August 4, 2021, in connection with the Acquisition, People’s California issued senior secured indebtedness to the Company, pursuant to the terms of a certain Secured Promissory Note (the “Deposit Note”). The Deposit Note provided for a one-time advance of $6.00 million (the “Loan”) by the Company to People’s California at a flat rate of 3% per annum. The Deposit Note matures on August 4, 2022.

The full principal balance and all outstanding but unpaid interest is due and payable at the maturity date of August 4, 2022; provided that, if the Company consummates the first closing, pursuant to the terms of the Purchase Agreement, then the principal amount of the Deposit Note, but not the accrued interest, shall be deemed repaid, satisfied, or otherwise applied to the cash consideration paid for the equity of the Target and the Deposit Note shall be deemed satisfied.

On September 1, 2021, in connection with the Acquisition, People’s California issued senior secured indebtedness to the Company, pursuant to the terms of a certain Secured Promissory Note (the “Second Deposit Note”). The Second Deposit Note provided for a one-time advance of $9.00 million (the “Loan”) by the Company to People’s California at a flat rate of 3% per annum. The Second Deposit Note matures on September 1, 2022.

The full principal balance and all outstanding but unpaid interest is due and payable at the maturity date of September 1, 2022; provided that, if the Company consummates the first closing, pursuant to the terms of the Purchase Agreement, then the principal amount of the Second Deposit Note, but not the accrued interest, shall be deemed repaid, satisfied, or otherwise applied to the cash consideration paid for the equity of the Target and the Second Deposit Note shall be deemed satisfied.

On September 1, 2021, the Company entered into a Management Agreement with the Target, which provided the Company with control over the Target’s operation and finances. Management concluded that effective September 1, 2021, the Company became the primary beneficiary of the Target as a result of the Management Agreement, and began consolidating the Target’s financial results. The Company applied acquisition accounting on September 1, 2021 and allocated the fair value of the Target to its assets and liabilities.

SilverStreak Solutions

On October 1, 2021, the Company completed the acquisition of SilverStreak Solutions, Inc ("SilverStreak"). SilverStreak became a wholly owned subsidiary of the Company. The acquisition of SilverStreak was accounted for in accordance with ASC 805-10, “Business Combinations.” The preliminary allocation of the purchase price was based upon a preliminary valuation, and the Company’s estimates and assumptions of the assets acquired and liabilities assumed were subject to change within the measurement period pending the finalization of a third-party valuation. The cost approach was utilized to estimate the fair value of the SilverStreak license.

Consideration is comprised of (i) $1,500,000) in cash, (ii) 9,051,412 shares of restricted common stock, par value $0.001 per share, which i equal to the quotient obtained by (a) $2,500,000, by (b) the volume-weighted average price of the Purchaser Shares as reported through Bloomberg for the ten (10) consecutive trading days ending on the business day prior to the Closing, (iii) $2,000,000 in unsecured promissory notes with an interest rate of 3% and due six months after the Closing, and (iv) $2,500,000 in unsecured promissory notes with an interest rate of 3% and due twelve months after the Closing (the “Twelve-Month Notes”).